Events after the Reporting Period - Additional Information (Detail) kr in Billions		12 Months Ended
	Jan. 23, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr)	Jan. 15, 2026 Employee
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount authorised for share repurchase program | kr	kr 15	kr 15
Announcing or commencing implementation of major restructuring [member]
Disclosure of non-adjusting events after reporting period [line items]
Employees affected by restructuring | Employee			1,600